Equity - Issued Capital (Details) - Schedule of Fair Value Measurements - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Measurements [Line Items]
Beginning balance	$ 1,097,520
Ending balance	1,572,818	$ 1,097,520
Warrants issued during the period		5,598,835
Transfer to level 1 valuation input
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income	476,745	(3,768,466)
Transfer upon exercise		(825,609)
Translation adjustments	(1,447)	92,760
Level 1 [Member]
Schedule of Fair Value Measurements [Line Items]
Beginning balance
Ending balance	1,572,818
Warrants issued during the period
Transfer to level 1 valuation input	1,097,520
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income	476,745
Transfer upon exercise
Translation adjustments	(1,447)
Level 2 [Member]
Schedule of Fair Value Measurements [Line Items]
Beginning balance	1,097,520
Ending balance		1,097,520
Warrants issued during the period		5,598,835
Transfer to level 1 valuation input	(1,097,520)
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income		(3,768,466)
Transfer upon exercise		(825,609)
Translation adjustments		$ 92,760